                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                        Shares         Value
                                                                     -----------   ------------
COMMON STOCKS--48.2%
CONSUMER DISCRETIONARY--1.8%
MEDIA--1.8%
Jupiter Telecommunications Co. Ltd.                                        9,557   $  9,108,085
                                                                                   ------------
CONSUMER STAPLES--5.8%
FOOD & STAPLES RETAILING--1.7%
CVS Caremark Corp.                                                        96,000      2,814,720
Kroger Co. (The)                                                         195,000      3,839,550
Walgreen Co.                                                              67,400      1,799,580
                                                                                   ------------
                                                                                      8,453,850
                                                                                   ------------
FOOD PRODUCTS--1.8%
Nestle SA                                                                195,350      9,425,632
                                                                                   ------------
TOBACCO--2.3%
Altria Group, Inc.                                                       181,800      3,643,272
Lorillard, Inc.                                                          110,980      7,988,340
                                                                                   ------------
                                                                                     11,631,612
                                                                                   ------------
ENERGY--6.3%
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                                          107,100      2,629,305
Schlumberger Ltd.                                                         44,300      2,451,562
                                                                                   ------------
                                                                                      5,080,867
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS--5.3%
Chevron Corp.                                                            188,300     12,778,025
CONSOL Energy, Inc.                                                       67,900      2,292,304
Exxon Mobil Corp.                                                        213,980     12,211,839
                                                                                   ------------
                                                                                     27,282,168
                                                                                   ------------
FINANCIALS--7.1%
CAPITAL MARKETS--0.8%
Lazard Ltd., Cl. A                                                        64,900      1,733,479
Morgan Stanley                                                           100,800      2,339,568
                                                                                   ------------
                                                                                      4,073,047
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
JPMorgan Chase & Co.                                                     289,200     10,587,612
                                                                                   ------------
INSURANCE--4.2%
Assurant, Inc.                                                           112,900      3,917,630
Everest Re Group Ltd.                                                    153,360     10,845,619
MetLife, Inc.                                                            178,600      6,743,936
                                                                                   ------------
                                                                                     21,507,185
                                                                                   ------------
HEALTH CARE--6.3%
BIOTECHNOLOGY--2.7%
Amgen, Inc.(1)                                                           100,800      5,302,080
Genzyme Corp. (General Division)(1)                                      107,500      5,457,775
Vanda Pharmaceuticals, Inc.(1)                                           432,010      2,855,586
                                                                                   ------------
                                                                                     13,615,441
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Aetna, Inc.                                                              189,610      5,001,912
                                                                                   ------------
PHARMACEUTICALS--2.6%
Merck & Co., Inc.                                                        245,377      8,580,834
                                                                                   ------------


                          1 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                        Shares         Value
                                                                     -----------   ------------
PHARMACEUTICALS CONTINUED
Pfizer, Inc.                                                             340,435   $  4,854,603
                                                                                   ------------
                                                                                     13,435,437
                                                                                   ------------
INDUSTRIALS--3.6%
AEROSPACE & DEFENSE--0.0%
AerCap Holdings NV(1)                                                     19,600        203,448
                                                                                   ------------
ELECTRICAL EQUIPMENT--0.6%
General Cable Corp.(1)                                                   109,900      2,928,835
                                                                                   ------------
INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Ltd.                                                   89,800      3,163,654
                                                                                   ------------
MACHINERY--2.0%
Navistar International Corp.(1)                                          201,990      9,937,908
                                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                                           272,500      2,139,125
                                                                                   ------------
INFORMATION TECHNOLOGY--14.6%
COMMUNICATIONS EQUIPMENT--3.0%
QUALCOMM, Inc.                                                           246,830      8,105,897
Research in Motion Ltd.(1)                                               142,980      7,043,195
                                                                                   ------------
                                                                                     15,149,092
                                                                                   ------------
COMPUTERS & PERIPHERALS--0.8%
Dell, Inc.(1)                                                            319,800      3,856,788
                                                                                   ------------
INTERNET SOFTWARE & SERVICES--3.5%
eBay, Inc.(1)                                                            327,800      6,428,158
Google, Inc., Cl. A(1)                                                    26,090     11,608,746
                                                                                   ------------
                                                                                     18,036,904
                                                                                   ------------
IT SERVICES--0.6%
MasterCard, Inc., Cl. A                                                   15,900      3,172,527
                                                                                   ------------
SOFTWARE--6.7%
Oracle Corp.                                                             280,300      6,015,238
Take-Two Interactive Software, Inc.(1)                                 2,281,547     20,533,923
THQ, Inc.(1)                                                           1,781,530      7,696,210
                                                                                   ------------
                                                                                     34,245,371
                                                                                   ------------
MATERIALS--1.7%
CHEMICALS--1.7%
Celanese Corp., Series A                                                  99,850      2,487,264
Potash Corp. of Saskatchewan, Inc.                                        70,400      6,071,296
                                                                                   ------------
                                                                                      8,558,560
                                                                                   ------------
TELECOMMUNICATION SERVICES--0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Telefonica SA, Sponsored ADR                                              45,200      2,509,956
                                                                                   ------------
UTILITIES--0.5%
ELECTRIC UTILITIES--0.5%
Edison International, Inc.                                                88,000      2,791,360
                                                                                   ------------
Total Common Stocks (Cost $279,889,342)                                             245,896,376
                                                                                   ------------
PREFERRED STOCKS--2.1%
Mylan, Inc., 6.50% Cv., Non-Vtg. (Cost $6,284,659)                         9,900     10,523,601
                                                                                   ------------


                          2 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
ASSET-BACKED SECURITIES--5.3%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 2.10%, 1/15/13(2,3)                            $   540,000   $    547,713
Ally Master Owner Trust 2010-2, Asset-Backed Certificates,
Series 2010-2, Cl. A2, 1%, 9/17/12                                       535,000        535,000
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/13(2)                                  450,000        456,649
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivable Nts., Series 2010-1, Cl. A2, 0.97%,
1/15/13                                                                  235,000        234,838
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivable Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                                  225,000        225,113
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 0.827%, 5/25/34(3)                 707,799        623,899
Bank of America Auto Trust 2010-2, Automobile Receivables,
Series 2010-2, Cl. A2, 0.91%, 10/15/12                                   380,000        380,296
Bank of America Credit Card Trust, Credit Card Asset-Backed
Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13                   565,000        575,444
Bayview Financial Mortgage Pass-Through Trust 2006-A, Mtg.
Pass-Through Certificates, Series 2006-A, Cl. 2A4, 0.647%,
2/28/41(3)                                                               677,266        539,261
Capital One Multi-Asset Execution Trust, Credit Card
Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%,
6/15/11                                                                  630,000        643,414
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(2)                                                 171,739        177,605
Chase Issuance Trust, Credit Card Asset-Backed Certificates,
Series 2007-A15, Cl. A, 4.96%, 9/17/12                                 1,460,000      1,473,184
Chrysler Financial Lease Trust, Asset-Backed Nts., Series
2010-A, Cl. A2, 1.78%, 6/15/11(2)                                        590,000        592,112
CIT Equipment Collateral, Asset-Backed Certificates, Series
2009-VT1, Cl. A2, 2.20%, 10/15/10(2)                                     600,836        601,791
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                310,000        323,459
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                                    581,839        587,383
Series 2010-A, Cl. A2, 0.81%, 3/25/15                                    680,000        679,880
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.087%, 2/25/33(3)                                 31,485         27,101
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(3)                            1,417,553      1,137,919
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(3)                              291,940        234,192
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.467%, 6/25/47(3)                920,000        775,448
Discover Card Master Trust, Credit Card Receivables, Series
2008-A3, Cl. A3, 5.10%, 10/15/13                                         530,000        547,680
DT Auto Owner Trust, Automobile Receivable Nts., Series 2009-1,
Cl. A1, 2.98%, 10/15/15                                                  424,355        425,618
Ellington Loan Acquisition Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. A2A2, 1.147%, 5/27/37(2,3)              725,989        632,473


                          3 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 0.437%, 7/25/36(3)           $   534,869   $    515,526
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 0.457%, 7/7/36(3)                195,865        178,089
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A, 1.04%, 3/15/13(2)                                  500,000        500,560
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                                    80,611         80,782
Series 2009-E, Cl. A2, 0.80%, 3/15/12                                  1,125,000      1,125,009
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                    785,000        798,436
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed
Nts., Series 2009-2, Cl. A, 1.90%, 9/15/12(3)                            550,000        555,287
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed
Nts., Series 2010-1, Cl. A, 2%, 12/15/14(3)                              560,000        566,245
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                     255,000        265,162
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
Contract-Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12                 865,728        868,453
Honda Auto Receivables 2009-3 Owner Trust, Automobile
Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%, 8/15/11                 454,719        455,563
HSBC Credit Card Master Note Trust (USA) I, Asset-Backed
Securities, Series 2007-1, Cl. A, 0.40%, 4/15/13(3)                      595,000        594,883
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.608%,
1/20/35(3)                                                               436,473        411,135
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.458%,
3/20/36(3)                                                               220,699        218,689
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31(4)                   35,676         35,676
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.70%, 3/15/16(3)                                575,000        558,784
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                                 1,450,000      1,457,050
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts.,
Series 2007-1, Cl. A4, 0.41%, 12/15/13(3)                                542,813        540,360
Morgan Stanley Structured Trust I 2001-1, Asset-Backed
Certificates, Series 2004-1, Cl. A1, 0.427%, 6/25/37(3)                  574,358        527,065
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed
Nts., Series 2010-1, Cl. A, 1.997%, 1/26/15(2,3)                         900,000        900,346
Nissan Master Owner Trust, Automobile Receivable Nts., Series
2010-AA, Cl. A, 1.50%, 1/15/13(2,3)                                      540,000        541,706
Option One Mortgage Loan Trust 2006-2, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 0.447%, 7/1/36(3)                1,132,119        743,894
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.447%,
9/25/36(3)                                                               382,198        369,812


                          4 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
World Financial Network Credit Card Master Note Trust, Credit
Card Receivables:
Series 2009-A, Cl. A, 4.60%, 9/15/15                                 $   545,000   $    563,044
Series 2009-C, Cl. A, 2.36%, 5/15/14                                     545,000        545,235
                                                                                   ------------
Total Asset-Backed Securities (Cost $27,986,973)                                     26,894,263
                                                                                   ------------
MORTGAGE-BACKED OBLIGATIONS--28.2%
GOVERNMENT AGENCY--23.6%
FHLMC/FNMA/FHLB/SPONSORED--20.0%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
5G-2012, Cl. 1, 4.97%, 2/24/12                                         1,576,982      1,691,559
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18                                                           114,855        122,584
5%, 8/15/33(5)                                                           342,900        364,560
5.50%, 9/1/39                                                          2,086,071      2,241,353
6%, 7/15/24                                                              121,422        134,097
7%, 10/1/37                                                            2,303,110      2,566,771
8%, 4/1/16                                                                22,030         24,118
9%, 8/1/22-5/1/25                                                          7,353          8,233
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                            20,304         22,565
Series 2006-11, Cl. PS, 23.294%, 3/25/36(3)                              498,714        709,687
Series 2034, Cl. Z, 6.50%, 2/15/28                                       235,744        261,624
Series 2053, Cl. Z, 6.50%, 4/15/28                                       220,591        243,706
Series 2426, Cl. BG, 6%, 3/15/17                                       1,128,348      1,227,569
Series 2427, Cl. ZM, 6.50%, 3/15/32                                    1,214,440      1,338,503
Series 2626, Cl. TB, 5%, 6/1/33                                        1,365,000      1,489,795
Series 2638, Cl. KG, 4%, 11/1/27                                       2,162,810      2,205,265
Series 2648, Cl. JE, 3%, 2/1/30                                        1,008,011      1,018,473
Series 2663, Cl. BA, 4%, 8/1/16                                        1,293,881      1,323,161
Series 2676, Cl. KB, 5%, 2/1/20                                          444,116        454,495
Series 2686, Cl. CD, 4.50%, 2/1/17                                       829,639        852,086
Series 2907, Cl. GC, 5%, 6/1/27                                          348,632        359,731
Series 2911, Cl. CU, 5%, 2/1/28                                          872,110        899,715
Series 2929, Cl. PC, 5%, 1/1/28                                          343,538        353,120
Series 2952, Cl. GJ, 4.50%, 12/1/28                                      225,504        230,345
Series 3019, Cl. MD, 4.75%, 1/1/31                                       861,749        892,748
Series 3025, Cl. SJ, 23.468%, 8/15/35(3)                                 101,728        144,612
Series 3033, Cl. UD, 5.50%, 10/1/30                                    1,050,000      1,096,299
Series 3061, Cl. MB, 5.50%, 5/1/30                                       420,000        439,290
Series 3157, Cl. MC, 5.50%, 2/1/26                                       871,669        875,213
Series 3242, Cl. QA, 5.50%, 3/1/30                                       455,944        471,205
Series 3279, Cl. PH, 6%, 2/1/27                                          873,097        876,314
Series 3291, Cl. NA, 5.50%, 10/1/27                                      557,618        555,808
Series 3306, Cl. PA, 5.50%, 10/1/27                                      376,535        384,330
Series R001, Cl. AE, 4.375%, 4/1/15                                      245,156        250,946
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 12.809%, 4/1/27(6)                                   323,000         79,330
Series 192, Cl. IO, 11.083%, 2/1/28(6)                                    97,759         21,782
Series 2130, Cl. SC, 51.651%, 3/15/29(6)                                 259,880         41,441
Series 224, Cl. IO, 2.649%, 3/1/33(6)                                    603,050        122,414


                          5 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 243, Cl. 6, 2.264%, 12/15/32(6)                               $   396,425   $     77,534
Series 2527, Cl. SG, 25.554%, 2/15/32(6)                                 184,247          6,105
Series 2531, Cl. ST, 34.86%, 2/15/30(6)                                  246,644          8,927
Series 2639, Cl. SA, 20.652%, 7/15/22(6)                               1,000,809         90,042
Series 2796, Cl. SD, 66.307%, 7/15/26(6)                                 385,895         65,481
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                                 494,806         46,475
Series 2920, Cl. S, 68.519%, 1/15/35(6)                                2,118,613        293,543
Series 3000, Cl. SE, 99.999%, 7/15/25(6)                               1,988,498        242,083
Series 3045, Cl. DI, 36.991%, 10/15/35(6)                              3,140,401        407,967
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                 355,818         37,292
Series 3146, Cl. SA, 54.451%, 4/15/36(6)                               2,978,645        409,013
                                                                                   ------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.483%, 6/1/26(7)               84,410         74,982
                                                                                   ------------
Federal National Mortgage Assn.:
4.50%, 7/1/25(8)                                                       3,213,000      3,390,216
5%, 7/1/25-8/1/40(8)                                                   9,582,000     10,139,549
5.50%, 7/1/25-8/1/40(8)                                               17,638,000     18,909,285
6%, 9/25/19-3/1/37                                                     2,727,921      2,969,292
6%, 7/1/25-6/1/35(8)                                                  10,212,313     11,120,484
6.50%, 8/1/39-7/1/40(8)                                                3,949,000      4,321,406
7%, 11/1/17                                                              434,697        464,174
7.50%, 1/1/33                                                            275,233        313,575
8.50%, 7/1/32                                                             18,138         20,524
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                        116,465        131,543
Trust 1998-61, Cl. PL, 6%, 11/25/28                                      359,380        401,878
Trust 2001-44, Cl. QC, 6%, 9/25/16                                       881,926        956,798
Trust 2003-130, Cl. CS, 13.406%, 12/25/33(3)                             664,674        763,215
Trust 2004-101, Cl. BG, 5%, 1/25/20                                    2,400,000      2,592,783
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                   1,252,556      1,283,411
Trust 2004-9, Cl. AB, 4%, 7/1/17                                         223,138        229,998
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                1,550,000      1,716,221
Trust 2005-12, Cl. JC, 5%, 6/1/28                                        812,564        841,593
Trust 2005-22, Cl. EC, 5%, 10/1/28                                       348,288        361,036
Trust 2005-30, Cl. CU, 5%, 4/1/29                                        374,229        388,905
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                                     135,342        135,421
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                  1,129,874      1,199,969
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                    160,000        170,856
Trust 2006-46, Cl. SW, 22.926%, 6/25/36(3)                               396,356        541,841
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                    554,377        565,238
Trust 2009-37, Cl. HA, 4%, 4/1/19                                      1,750,600      1,843,086
Trust 2009-70, Cl. PA, 5%, 8/1/35                                      1,726,150      1,860,723
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 40.32%, 12/18/31(6)                                12,020          2,011
Trust 2001-65, Cl. S, 44.616%, 11/25/31(6)                               912,745        151,017
Trust 2001-68, Cl. SC, 45.325%, 11/25/31(6)                                8,205          1,379
Trust 2001-81, Cl. S, 36.241%, 1/25/32(6)                                207,056         34,189


                          6 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-38, Cl. SO, 53.56%, 4/25/32(6)                            $   367,531   $     50,827
Trust 2002-47, Cl. NS, 33.277%, 4/25/32(6)                               414,266         68,329
Trust 2002-51, Cl. S, 33.576%, 8/25/32(6)                                380,389         62,873
Trust 2002-52, Cl. SD, 38.209%, 9/25/32(6)                               452,703         77,138
Trust 2002-7, Cl. SK, 45.402%, 1/25/32(6)                                 16,080          2,201
Trust 2002-77, Cl. BS, 39.244%, 12/18/32(6)                               30,261          4,772
Trust 2002-77, Cl. IS, 46.965%, 12/18/32(6)                              626,164         95,391
Trust 2002-77, Cl. SH, 44.945%, 12/18/32(6)                              288,311         48,938
Trust 2002-9, Cl. MS, 34.203%, 3/25/32(6)                                286,679         48,924
Trust 2002-90, Cl. SN, 45.875%, 8/25/32(6)                                25,129          3,162
Trust 2002-90, Cl. SY, 48.757%, 9/25/32(6)                                12,208          1,563
Trust 2003-33, Cl. SP, 51.66%, 5/25/33(6)                              1,002,101        163,048
Trust 2003-4, Cl. S, 43.402%, 2/25/33(6)                                 530,157         92,678
Trust 2003-46, Cl. IH, 3.112%, 6/1/33(6)                               3,430,155        390,020
Trust 2003-89, Cl. XS, 48.823%, 11/25/32(6)                              478,997         48,626
Trust 2004-54, Cl. DS, 49.23%, 11/25/30(6)                               415,691         63,578
Trust 2004-56, Cl. SE, 15.228%, 10/25/33(6)                            3,425,803        545,040
Trust 2005-14, Cl. SE, 37.401%, 3/25/35(6)                               518,594         60,254
Trust 2005-40, Cl. SA, 61.78%, 5/25/35(6)                              1,167,503        166,044
Trust 2005-6, Cl. SE, 79.356%, 2/25/35(6)                              1,673,609        219,197
Trust 2005-71, Cl. SA, 68.353%, 8/25/25(6)                             1,311,261        172,193
Trust 2005-87, Cl. SE, 42.302%, 10/25/35(6)                            2,433,907        282,472
Trust 2005-87, Cl. SG, 34.368%, 10/25/35(6)                              185,000         22,466
Trust 2006-60, Cl. DI, 35.92%, 4/25/35(6)                                341,954         37,436
Trust 2007-88, Cl. XI, 13.126%, 6/25/37(6)                             6,436,745        762,842
Trust 214, Cl. 2, 28.567%, 3/1/23(6)                                     539,260        107,554
Trust 222, Cl. 2, 17.878%, 6/1/23(6)                                     702,472        138,823
Trust 247, Cl. 2, 25.452%, 10/1/23(6)                                    149,476         32,742
Trust 252, Cl. 2, 24.643%, 11/1/23(6)                                    558,691        117,926
Trust 319, Cl. 2, 5.034%, 2/1/32(6)                                      205,499         48,910
Trust 320, Cl. 2, 7.56%, 4/1/32(6)                                       884,993        197,031
Trust 331, Cl. 9, 0%, 2/1/33(6,9)                                         69,531         11,237
Trust 334, Cl. 17, 7.92%, 2/1/33(6)                                      340,901         58,747
Trust 339, Cl. 12, 0.747%, 7/1/33(6)                                     733,037        106,182
Trust 339, Cl. 7, 3.353%, 7/1/33(6)                                    1,450,047        228,485
Trust 343, Cl. 13, 0%, 9/1/33(6,9)                                       654,078         96,580
Trust 343, Cl. 18, 0%, 5/1/34(6,9)                                       109,951         17,319
Trust 345, Cl. 9, 2.494%, 1/1/34(6)                                    1,050,213        158,371
Trust 351, Cl. 10, 0%, 4/1/34(6,9)                                       184,521         26,072
Trust 351, Cl. 8, 0%, 4/1/34(6,9)                                        373,473         51,025
Trust 356, Cl. 10, 0%, 6/1/35(6,9)                                       321,213         42,983
Trust 356, Cl. 12, 0.955%, 2/1/35(6)                                     161,342         20,554
Trust 362, Cl. 12, 1.385%, 8/1/35(6)                                   3,161,446        504,708
Trust 362, Cl. 13, 1.583%, 8/1/35(6)                                   1,742,212        277,680
Trust 364, Cl. 16, 2.412%, 9/1/35(6)                                     758,990        118,391


                          7 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.042%, 9/25/23(7)      $   267,780   $    249,627
                                                                                   ------------
                                                                                    102,076,866
                                                                                   ------------
GNMA/GUARANTEED--3.6%
Government National Mortgage Assn.:
3.375%, 4/8/26(3)                                                         14,586         14,951
4.50%, 7/1/40(8)                                                      13,060,000     13,606,888
5%, 7/1/40(8)                                                          3,065,000      3,265,184
7%, 1/29/24-4/29/26                                                      117,102        132,754
7.50%, 5/29/27                                                           497,874        566,463
8%, 5/30/17                                                               18,194         20,355
8.50%, 8/1/17-12/15/17                                                    10,465         11,496
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 80.45%, 1/16/27(6)                               546,880         86,944
Series 2002-15, Cl. SM, 68.255%, 2/16/32(6)                              433,979         73,321
Series 2002-76, Cl. SY, 74.89%, 12/16/26(6)                            1,152,062        194,417
Series 2004-11, Cl. SM, 59.386%, 1/17/30(6)                              377,592         73,064
                                                                                   ------------
                                                                                     18,045,837
                                                                                   ------------
NON-AGENCY--4.6%
COMMERCIAL--3.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                                  2,885,000      2,548,437
Series 2007-1, Cl. A4, 5.451%, 1/1/17                                    790,000        801,403
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg.
Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.297%,
12/1/49(3)                                                             1,700,000      1,425,661
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A4, 5.322%, 12/1/49                                        655,000        637,552
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                 616,141        393,102
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                                                  566,754        528,327
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
5.50%, 4/25/37                                                           605,467        441,910
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                     171,122        173,629
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                  575,000        584,543
Series 2001-LIBA, Cl. B, 6.733%, 2/10/16(2)                              350,000        362,074
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                              1,000,000        940,564
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                               555,000        555,005
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13                               700,000        703,175
Series 2007-LD11, Cl. A2, 5.968%, 6/15/49(3)                             715,000        741,870


                          8 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
COMMERCIAL CONTINUED
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37                   $   914,834   $    739,901
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.975%,
4/1/34(3)                                                                535,414        532,250
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                       967,656        931,810
Merrill Lynch Mortgage Investors Trust 2005-A5, Mtg.
Pass-Through Certificates, Series 2005-A5, Cl. A9, 2.751%,
6/1/35(3)                                                                743,091        656,604
Morgan Stanley Resecuritization Trust, Automobile Receivable
Nts., Series 2010-F, Cl. A, 0.60%, 6/17/11(3,4)                          490,000        485,713
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial
Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3,
5.678%, 7/1/17                                                           585,000        588,745
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.866%,
2/1/35(3)                                                                406,711        369,274
                                                                                   ------------
                                                                                     15,141,549
                                                                                   ------------
MANUFACTURED HOUSING--0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.807%,
3/25/36(3)                                                               602,832        507,519
                                                                                   ------------
MULTIFAMILY--0.4%
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%,
6/1/38                                                                   730,000        761,376
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.043%,
3/25/36(3)                                                             1,473,810      1,323,137
                                                                                   ------------
                                                                                      2,084,513
                                                                                   ------------
OTHER--0.1%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4,
5.444%, 3/1/39                                                           710,000        712,702
                                                                                   ------------
RESIDENTIAL--1.0%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-E, Cl. 2A6, 2.875%, 6/1/34(3)                  465,430        418,775
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through
Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                          736,051        653,940
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%,
7/1/35                                                                 2,101,910      1,610,107
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                        744,220        668,332
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                    299,849        301,769
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                      81,920         77,374
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2004-5, Cl. 3 A1, 2.469%,
5/1/34(3)                                                                816,377        756,351


                          9 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
RESIDENTIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.737%,
7/1/37(3)                                                            $   747,865   $    503,702
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.998%,
9/1/34(3)                                                                235,270        223,632
                                                                                   ------------
                                                                                      5,213,982
                                                                                   ------------
Total Mortgage-Backed Obligations (Cost $141,146,872)                               143,782,968
                                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
Federal Home Loan Mortgage Corp. Nts.:
2.875%, 2/9/15                                                           705,000        735,522
5%, 2/16/17                                                              240,000        274,472
5.25%, 4/18/16                                                           425,000        488,842
Federal National Mortgage Assn. Nts.:
2.375%, 7/28/15                                                          635,000        642,661
4.875%, 12/15/16                                                         200,000        226,502
5%, 3/15/16                                                              270,000        307,568
                                                                                   ------------
Total U.S. Government Obligations (Cost $2,599,960)                                   2,675,567
                                                                                   ------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--15.7%
CONSUMER DISCRETIONARY--2.6%
AUTO COMPONENTS--0.1%
Lear Corp., 8.125% Sr. Unsec. Nts., 3/15/20                              550,000        554,125
                                                                                   ------------
AUTOMOBILES--0.3%
DaimlerChrysler North America Holding Corp./Daimler Finance
North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13                520,000        582,490
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10              1,025,000      1,037,715
                                                                                   ------------
                                                                                      1,620,205
                                                                                   ------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15               535,000        533,663
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(2)             538,000        562,179
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                  600,000        632,075
                                                                                   ------------
                                                                                      1,194,254
                                                                                   ------------
HOUSEHOLD DURABLES--0.2%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14             800,000        891,542
                                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                          490,000        525,158
6.125% Sr. Unsec. Nts., 6/15/11                                          505,000        525,151
                                                                                   ------------
                                                                                      1,050,309
                                                                                   ------------
MEDIA--1.0%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                               495,000        624,178
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec.
Nts., 11/15/22                                                           330,000        456,623
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr.
Unsec. Unsub. Nts., 5/15/16                                              965,000      1,049,475


                         10 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
MEDIA CONTINUED
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19                       $   460,000   $    480,700
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40                      447,000        468,898
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                         485,000        531,075
Time Warner Cable, Inc., 6.75% Sr. Unsec. Unsub. Nts., 6/15/39            74,000         82,200
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                            370,000        430,983
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33               193,000        240,689
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                           315,000        366,083
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts.,
1/15/18(2)                                                               540,000        533,250
                                                                                   ------------
                                                                                      5,264,154
                                                                                   ------------
MULTILINE RETAIL--0.1%
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                  525,000        527,625
                                                                                   ------------
SPECIALTY RETAIL--0.3%
Limited Brands, Inc., 7% Sr. Unsec. Unsub. Nts., 5/1/20                  544,000        550,800
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                      770,000        804,853
                                                                                   ------------
                                                                                      1,355,653
                                                                                   ------------
CONSUMER STAPLES--0.8%
BEVERAGES--0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub.
Nts., 1/15/19(2)                                                         770,000        936,715
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14                    495,000        529,650
                                                                                   ------------
                                                                                      1,466,365
                                                                                   ------------
FOOD & STAPLES RETAILING--0.1%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                         210,000        288,123
                                                                                   ------------
FOOD PRODUCTS--0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                     55,000         58,155
8.50% Sr. Unsec. Nts., 6/15/19                                           390,000        466,788
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11                    360,000        381,346
                                                                                   ------------
                                                                                        906,289
                                                                                   ------------
TOBACCO--0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18                      765,000        970,830
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                    320,000        330,934
                                                                                   ------------
                                                                                      1,301,764
                                                                                   ------------
ENERGY--1.7%
ENERGY EQUIPMENT & SERVICES--0.2%
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18           595,000        639,333
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36           370,000        336,677
Weatherford International, Inc., 6.625% Sr. Unsec. Unsub. Nts.,
Series B, 11/15/11                                                        94,000         99,407
                                                                                   ------------
                                                                                      1,075,417
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS--1.5%
DCP Midstream LLC, 9.75% Sr. Unsec. Unsub. Nts., 3/15/19(2)              209,000        269,437
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10              485,000        488,569
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                            550,000        578,875
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds,
7/1/38                                                                   215,000        220,746
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub.
Nts., 2/1/11                                                             430,000        443,011


                         11 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec.
Nts., 6/1/13                                                         $   980,000   $  1,049,307
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                      180,000        188,714
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13          515,000        521,438
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts., 1/15/30(2)                372,000        404,418
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec.
Nts., 9/30/14(2)                                                         305,000        326,912
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)                                 455,000        440,403
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(2)                                365,000        348,054
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                          550,000        587,125
Williams Cos., Inc. (The) Credit Linked Certificates Trust V,
6.375% Sr. Unsec. Nts., 10/1/10(2)                                       390,000        393,407
Williams Partners LP/Williams Partners Finance Corp., 7.25% Sr.
Unsec. Nts., 2/1/17                                                      500,000        568,754
Woodside Finance Ltd., 4.50% Nts., 11/10/14(2)                           785,000        801,730
                                                                                   ------------
                                                                                      7,630,900
                                                                                   ------------
FINANCIALS--5.4%
CAPITAL MARKETS--0.6%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
8/15/19(2)                                                               820,000        848,230
Discover Bank, 7% Sub. Nts., 4/15/20                                     540,000        546,596
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34            570,000        513,516
Goldman Sachs Group, Inc. (The), 5.375% Sr. Unsec. Unsub. Nts.,
3/15/20                                                                  570,000        564,700
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                          200,000        198,764
7.30% Sr. Unsec. Nts., 5/13/19                                           268,000        288,875
                                                                                   ------------
                                                                                      2,960,681
                                                                                   ------------
COMMERCIAL BANKS--1.6%
Barclays Bank plc, 6.278% Perpetual Bonds(10)                          1,210,000        910,525
City National Capital Trust I, 9.625% Jr. Sub. Bonds, 2/1/40             560,000        591,708
Comerica Capital Trust II, 6.576% Bonds, 2/20/37(3)                      645,000        548,250
Fifth Third Bancorp, 8.25% Sub. Nts., 3/1/38                             269,000        302,816
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37            835,000        695,138
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)                  850,000        722,500
Key Bank NA, 5.80% Unsec. Sub. Nts., 7/1/14                              335,000        358,093
Lloyds TSB Bank plc, 5.80% Nts., 1/13/20(2)                              970,000        918,066
Regions Financial Corp., 5.75% Sr. Unsec. Unsub. Nts., 6/15/15         1,000,000        995,154
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                          500,000        523,514
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(10)        1,610,000      1,666,350
                                                                                   ------------
                                                                                      8,232,114
                                                                                   ------------
CONSUMER FINANCE--0.3%
Capital One Capital IV:
6.745% Sub. Bonds, 2/17/37(3)                                            610,000        515,450
8.875% Jr. Sub. Nts., 5/15/40                                            345,000        362,440


                         12 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
CONSUMER FINANCE CONTINUED
SLM Corp., 8% Sr. Nts., 3/25/20                                      $   548,000   $    482,420
                                                                                   ------------
                                                                                      1,360,310
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Citigroup, Inc., 6.01% Sr. Unsec. Nts., 1/15/15                        1,673,000      1,757,209
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)              1,870,000      1,933,765
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38               1,189,000      1,276,975
                                                                                   ------------
                                                                                      4,967,949
                                                                                   ------------
INSURANCE--1.6%
American International Group, Inc., 5.05% Sr. Unsec. Nts.,
10/1/15                                                                1,080,000        997,650
AXA SA, 6.463% Jr. Unsec. Sub. Perpetual Bonds(2,10)                     180,000        141,975
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40         735,000        781,390
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts.,
12/15/16                                                                 900,000        961,434
Hartford Financial Services Group, Inc. (The):
5.25% Sr. Unsec. Nts., 10/15/11                                          545,000        564,342
6.625% Sr. Unsec. Unsub. Nts., 3/30/40                                   380,000        354,389
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
Unsub. Nts., 1/14/13(2)                                                  720,000        713,967
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67           1,055,000        801,800
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts., 9/15/10              521,000        524,776
Principal Life Global Funding I, 4.40% Sr. Sec. Nts., 10/1/10(2)         515,000        517,730
Prudential Financial, Inc., 6.625% Sr. Unsec. Bonds, 6/21/40             357,000        364,986
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,10)                    1,060,000        874,500
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32(2)                   604,000        536,062
                                                                                   ------------
                                                                                      8,135,001
                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts.,
9/15/11                                                                  225,000        236,356
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub.
Nts., 4/1/12                                                             277,000        286,341
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11               540,000        557,176
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12               208,000        216,919
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14                                460,000        488,791
                                                                                   ------------
                                                                                      1,785,583
                                                                                   ------------
HEALTH CARE--0.7%
BIOTECHNOLOGY--0.1%
Genzyme Corp., 5% Sr. Nts., 6/15/20(2)                                   527,000        544,294
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Covidien International Finance SA, 2.80% Sr. Unsec. Nts.,
6/15/15                                                                  223,000        225,571
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19                                  505,000        537,825
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11                      485,000        494,531
                                                                                   ------------
                                                                                      1,032,356
                                                                                   ------------


                         13 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub.
Nts., 7/1/15                                                         $   932,000   $    959,980
Life Technologies Corp., 6% Sr. Nts., 3/1/20                             915,000        993,427
                                                                                   ------------
                                                                                      1,953,407
                                                                                   ------------
INDUSTRIALS--1.2%
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                   572,000        563,420
Meccanica Holdings USA, Inc., 7.375% Sr. Unsec. Unsub. Nts.,
7/15/39(2)                                                               760,000        817,755
                                                                                   ------------
                                                                                      1,381,175
                                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs.,
9/15/35                                                                  325,000        389,800
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                     525,000        547,313
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12               515,000        530,278
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11           445,000        469,519
                                                                                   ------------
                                                                                      1,936,910
                                                                                   ------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19                           550,000        611,268
                                                                                   ------------
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                 465,000        484,025
5.50% Sr. Unsec. Nts., 1/8/20                                            570,000        603,916
Tyco International Ltd./Tyco International Finance SA, 6.875%
Sr. Unsec. Unsub. Nts., 1/15/21                                          448,000        539,553
                                                                                   ------------
                                                                                      1,627,494
                                                                                   ------------
MACHINERY--0.1%
Pall Corp., 5% Nts., 6/15/20                                             176,000        183,060
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                              585,000        604,013
                                                                                   ------------
                                                                                        787,073
                                                                                   ------------
INFORMATION TECHNOLOGY--0.3%
COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                              490,000        526,149
                                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub. Nts.,
9/14/15                                                                  870,000        937,923
                                                                                   ------------
MATERIALS--1.0%
CHEMICALS--0.2%
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                            495,000        544,500
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18               544,000        554,880
                                                                                   ------------
                                                                                      1,099,380
                                                                                   ------------
CONTAINERS & PACKAGING--0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                               555,000        583,444
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17(2)                            508,000        531,996
                                                                                   ------------
                                                                                      1,115,440
                                                                                   ------------
METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17            780,000        859,115
                                                                                   ------------
Teck Resources Ltd., 10.75% Sr. Sec. Nts., 5/15/19                       795,000        975,580
                                                                                   ------------


                         14 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount         Value
                                                                     -----------   ------------
METALS & MINING CONTINUED
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15               $    90,000   $     96,655
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts., 11/10/39                     555,000        583,704
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                    170,000        179,454
6% Sr. Unsec. Unsub. Nts., 10/15/15                                      296,000        320,808
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds,
11/15/16(2)                                                               78,000         83,771
                                                                                   ------------
                                                                                      3,099,087
                                                                                   ------------
TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                              511,000        557,623
British Telecommunications plc, 9.625% Bonds, 12/15/30                   335,000        410,479
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                             505,000        549,711
New Communications Holdings, Inc., 8.25% Sr. Nts., 4/15/17(2)            535,000        539,681
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                      517,000        555,775
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts.,
10/1/10                                                                  755,000        760,632
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10                         360,000        364,521
Telus Corp., 8% Nts., 6/1/11                                             406,000        430,521
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38             337,000        373,468
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16                  610,000        617,625
                                                                                   ------------
                                                                                      5,160,036
                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                       410,000        459,200
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                      204,000        217,777
                                                                                   ------------
                                                                                        676,977
                                                                                   ------------
UTILITIES--0.8%
ELECTRIC UTILITIES--0.3%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)                 400,000        437,188
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39              337,000        335,148
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)                   545,000        691,707
                                                                                   ------------
                                                                                      1,464,043
                                                                                   ------------
ENERGY TRADERS--0.2%
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15               676,000        766,961
                                                                                   ------------
MULTI-UTILITIES--0.3%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                          540,000        516,925
NiSource Finance Corp., 10.75% Sr. Unsec. Nts., 3/15/16                  665,000        853,553
                                                                                   ------------
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19                            295,000        392,678
                                                                                   ------------
                                                                                      1,763,156
                                                                                   ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $77,456,248)                   79,810,726
                                                                                   ------------

                                                                        Shares
                                                                     -----------
INVESTMENT COMPANIES--12.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares,
0.00%(11,12)                                                               1,629          1,629


                         15 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                        Shares         Value
                                                                     -----------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E,
0.28%(11,13)                                                          62,464,746   $ 62,464,746
                                                                                   ------------
Total Investment Companies (Cost $62,466,375)                                        62,466,375
                                                                                   ------------
TOTAL INVESTMENTS, AT VALUE (COST $597,830,429)                            112.2%   572,049,876
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (12.2)   (62,243,674)
                                                                     -----------   ------------
NET ASSETS                                                                 100.0%  $509,806,202
                                                                     ===========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,526,456 or 3.63% of the Fund's net assets as of June 30, 2010.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $521,389, which represents 0.10% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                           ACQUISITION                          UNREALIZED
SECURITY                                                       DATE        COST       VALUE    APPRECIATION
--------                                                   -----------   --------   --------   ------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
   Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31       2/5/01     $ 35,662   $ 35,676      $   14
Morgan Stanley Resecuritization Trust, Automobile
   Receivable Nts., Series 2010-F, Cl. A, 0.60%, 6/17/11     1/11/10      484,321    485,713       1,392
                                                                         --------   --------      ------
                                                                         $519,983   $521,389      $1,406
                                                                         ========   ========      ======

(5.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $364,560. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,417,103 or 1.65% of the Fund's net assets as of June 30, 2010.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $324,609 or 0.06% of the Fund's net assets as of June 30, 2010.

(8.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(9.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(10.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(11.) Rate shown is the 7-day yield as of June 30, 2010.

(12.) Interest rate is less than 0.0005%.


                         16 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                                   SHARES
                                          SEPTEMBER     GROSS          GROSS       JUNE 30,
                                          30, 2009     ADDITIONS     REDUCTIONS      2010
                                         ----------   -----------   -----------   ----------
OFI Liquid Assets Fund, LLC                      --     1,073,128     1,073,128           --
Oppenheimer Institutional Money Market
   Fund, Cl. E                           81,333,349   134,669,988   153,538,591   62,464,746

                                            VALUE       INCOME
                                         -----------   --------
OFI Liquid Assets Fund, LLC                       --   $     20(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                            62,464,746    118,539
                                         -----------   --------
                                         $62,464,746   $118,559
                                         ===========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                       LEVEL 2--
                                        LEVEL 1--        OTHER        LEVEL 3--
                                       UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                                         QUOTED       OBSERVABLE    UNOBSERVABLE
                                         PRICES         INPUTS         INPUTS          VALUE
                                      ------------   ------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $         --   $  9,108,085      $    --     $  9,108,085
   Consumer Staples                     20,085,462      9,425,632           --       29,511,094
   Energy                               32,363,035             --           --       32,363,035
   Financials                           36,167,844             --           --       36,167,844
   Health Care                          32,052,790             --           --       32,052,790
   Industrials                          18,372,970             --           --       18,372,970
   Information Technology               74,460,682             --           --       74,460,682
   Materials                             8,558,560             --           --        8,558,560
   Telecommunication Services            2,509,956             --           --        2,509,956
   Utilities                             2,791,360             --           --        2,791,360
Preferred Stocks                        10,523,601             --           --       10,523,601
Asset-Backed Securities                         --     26,858,587       35,676       26,894,263
Mortgage-Backed Obligations                     --    143,782,968           --      143,782,968
U.S. Government Obligations                     --      2,675,567           --        2,675,567
Non-Convertible Corporate Bonds and
   Notes                                        --     79,810,726           --       79,810,726
Investment Companies                    62,466,375             --           --       62,466,375
                                      ------------   ------------      -------     ------------
Total Investments, at Value            300,352,635    271,661,565       35,676      572,049,876
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                     --         29,958           --           29,958


                         17 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Futures margins                             80,006             --           --           80,006
                                      ------------   ------------      -------     ------------
Total Assets                          $300,432,641   $271,691,523      $35,676     $572,159,840
                                      ------------   ------------      -------     ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value           $         --   $    (38,708)     $    --     $    (38,708)
                                      ------------   ------------      -------     ------------
Total Liabilities                     $         --   $    (38,708)     $    --     $    (38,708)
                                      ------------   ------------      -------     ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds          Buy      179        9/21/10    $22,822,500      $685,892
U.S. Treasury Nts., 2 yr.        Sell      134        9/30/10     29,322,969       (80,960)
U.S. Treasury Nts., 5 yr.        Sell       24        9/30/10      2,840,438       (36,642)
U.S. Treasury Nts., 10 yr.        Buy       90        9/21/10     11,029,219       149,215
                                                                                  --------
                                                                                  $717,505
                                                                                  ========

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2010 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE                              UNREALIZED
REFERENCE ENTITY/                         CREDIT      AMOUNT     FIXED    TERMINATION               APPRECIATION
SWAP COUNTERPARTY                       PROTECTION    (000'S)     RATE        DATE        VALUE    (DEPRECIATION)
-----------------                       ----------   --------   -------   -----------   --------   --------------
VALE INCO LTD.:
Morgan Stanley Capital Services, Inc.          Buy    $1,055     0.70%      3/20/17     $ 12,641      $ 12,641
Morgan Stanley Capital Services, Inc.          Buy     1,065     0.63       3/20/17       17,317        17,317
                                                      ------                            --------      --------
                                             Total     2,120                              29,958        29,958
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.         Sell     1,055     1.17       3/20/17      (16,980)      (16,980)
Morgan Stanley Capital Services, Inc.         Sell     1,065     1.10       3/20/17      (21,728)      (21,728)
                                                      ------                            --------      --------
                                             Total     2,120                             (38,708)      (38,708)
                                                                                        --------      --------
Grand Total Buys
                                                                                          29,958        29,958
Grand Total Sells                                                                        (38,708)      (38,708)
                                                                                        --------      --------
Total Credit Default Swaps                                                              $ (8,750)     $ (8,750)
                                                                                        ========      ========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:


                         18 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                  TOTAL MAXIMUM
                                                    POTENTIAL
                                                  PAYMENTS FOR
                                                     SELLING                     REFERENCE
                                                     CREDIT                        ASSET
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD     PROTECTION        AMOUNT        RATING
PROTECTION                                       (UNDISCOUNTED)   RECOVERABLE*    RANGE**
----------------------------------------------   --------------   ------------   ---------
Investment Grade Single Name Corporate Debt        $2,120,000          $--          BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF JUNE 30, 2010 IS AS FOLLOWS:

                                                               NOTIONAL
                                            SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                          FUND PERSPECTIVE     (000'S)     VALUE
-----------------                        -------------------   --------   --------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy
                                         Protection             $2,120    $ 29,958
                                         Credit Default Sell
                                         Protection              2,120     (38,708)
                                                                          --------
                                                            Total swaps   $ (8,750)
                                                                          ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                         19 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED
                         OR DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities    $105,126,108
Sold securities           40,852,422

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                         20 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of June 30, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to


                         21 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $29,958, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net


                         22 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

     unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of June 30, 2010 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of June 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $8,750 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of June 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.


                         23 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended June 30, 2010 was as follows:

                                 CALL OPTIONS
                            ---------------------
                            NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS
                            ---------   ---------
Options outstanding as of
   September 30, 2009         2,299     $ 222,997
Options closed or expired    (2,299)     (222,997)
                             ------     ---------
Options outstanding as of
   June 30, 2010                 --     $      --
                             ======     =========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at


                         24 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                         25 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Federal tax cost of securities          $599,297,273
Federal tax cost of other investments        970,807
                                        ------------
Total federal tax cost                  $600,268,080
                                        ============
Gross unrealized appreciation           $ 31,973,211
Gross unrealized depreciation            (58,511,853)
                                        ------------
Net unrealized depreciation             $(26,538,642)
                                        ============


                         26 | Oppenheimer Balanced Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010